Shareholder Fees - A C I Shares - JPMorgan Mid Cap Equity Fund	Nov. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none

[1]	For purchases under $1 million.